NET INCOME PER UNIT	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
NET INCOME PER UNIT
NET INCOME PER UNIT

Earnings in excess of distributions are allocated to the limited partners based on their respective percentage interests. Payments made to PBFX’s unitholders are determined in relation to actual distributions declared and are not based on the net income (loss) allocations used in the calculation of net income (loss) per unit.

Diluted net income per unit includes the effects of potentially dilutive units of PBFX’s common units that consist of unvested phantom units. There were 146,065 and 429,503 anti-dilutive phantom units for the three and six months ended June 30, 2018, respectively, compared to 74,750 and 393,439 anti-dilutive phantom units for the three and six months ended June 30, 2017, respectively. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.

In addition to the common and subordinated units, PBFX has also identified the general partner interest and IDRs as participating securities and uses the two-class method when calculating the net income per unit applicable to limited partners that is based on the weighted-average number of common units outstanding during the period. On July 31, 2018, PBFX funded the $31,586 purchase price of the Development Assets Acquisition through the issuance of 1,494,134 common units to PBF LLC.

On June 1, 2017, following the May 31, 2017 payment of the cash distribution attributable to the second quarter of 2017, the requirements under PBFX’s partnership agreement, as amended, for the conversion of all subordinated units into common units were satisfied and the subordination period for such subordinated units ended. As a result, in the second quarter of 2017, each of the Partnership’s 15,886,553 outstanding subordinated units converted into common units and began participating pro rata with the other common units in distributions of available cash. The conversion did not impact the amount of the cash distribution paid or the total number of the Partnership’s outstanding units representing limited partner interests. The Partnership’s net income was allocated to the general partner, the limited partners, including the holders of the subordinated units through May 31, 2017 and IDR holders, in accordance with the partnership agreement.

When calculating basic earnings per unit under the two-class method for a master limited partnership, net income for the current reporting period is reduced by the amount of available cash that has been or will be distributed to the general partner, limited partners, and IDR holders for that reporting period. Net loss attributable to the Development Assets prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss; therefore, there is no retrospective adjustment to net income per unit for the periods presented. The following table shows the calculation of earnings less distributions:

	Three Months Ended June 30, 2018
	Limited Partner Common Units	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$22,800	$3,415	$26,215
Earnings less distributions	(6,123)	—	(6,123)
Net income attributable to the partners	$16,677	$3,415	$20,092

Weighted-average units outstanding - basic	42,231,119
Weighted-average units outstanding - diluted	42,294,616

Net income per limited partner unit - basic	$0.39
Net income per limited partner unit - diluted	$0.39

	Three Months Ended June 30, 2017
	Limited Partner Common Units	Limited Partner Subordinated Units - PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$20,000	$—	$2,107	$22,107
Earnings less distributions	(4,241)	5,445	—	1,204
Net income attributable to the partners	$15,759	$5,445	$2,107	$23,311

Weighted-average units outstanding - basic	31,428,577	10,649,228
Weighted-average units outstanding - diluted	31,485,563	10,649,228

Net income per limited partner unit - basic	$0.49	$0.52
Net income per limited partner unit - diluted	$0.49	$0.52

	Six Months Ended June 30, 2018
	Limited Partner Common Units	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$43,770	$6,370	$50,140
Earnings less distributions	(8,813)	—	(8,813)
Net income attributable to the partners	$34,957	$6,370	$41,327

Weighted-average units outstanding - basic	42,176,202
Weighted-average units outstanding - diluted	42,190,136

Net income per limited partner unit - basic	$0.83
Net income per limited partner unit - diluted	$0.83

	Six Months Ended June 30, 2017
	Limited Partner Common Units	Limited Partner Subordinated Units - PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$32,272	$7,308	$3,793	$43,373
Earnings less distributions	(2,309)	6,855	—	4,546
Net income attributable to the partners	$29,963	$14,163	$3,793	$47,919

Weighted-average units outstanding - basic	28,784,479	13,253,423
Weighted-average units outstanding - diluted	28,788,463	13,253,423

Net income per limited partner unit - basic	$1.04	$1.07
Net income per limited partner unit - diluted	$1.04	$1.07